ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2026 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.3%

Canada — 3.0%
Industrials — 1.6%
ATS(A)*	1,147,189	$31,279,167

Information Technology — 1.4%
Celestica*	84,949	28,089,455
		59,368,622
China — 6.1%
Consumer Discretionary — 1.2%
XPeng ADR, Cl A(A)*	1,869,251	24,300,263

Industrials — 3.5%
Airtac International Group	751,458	30,807,941
Estun Automation, Cl A*	1,729,000	7,620,612
Han's Laser Technology Industry Group, Cl A	430,600	5,393,069
Shenzhen Inovance Technology, Cl A	662,200	6,286,805
UBTech Robotics, Cl H(A)*	1,880,850	19,560,207
		69,668,634

Information Technology — 1.4%
Xiaomi, Cl B(A)*	7,414,800	27,213,572
		121,182,469
Finland — 1.1%
Industrials — 1.1%
Kalmar, Cl B	504,919	22,389,206

Germany — 9.9%
Consumer Discretionary — 1.0%
Schaeffler	2,344,831	19,127,713

Industrials — 6.5%
Duerr	1,051,012	21,572,863
GEA Group	481,138	34,127,777
KION Group	445,318	19,946,189
Krones	227,644	29,177,405
Siemens	75,208	24,457,851
		129,282,085

Information Technology — 2.4%
Infineon Technologies	319,257	22,652,683
Jenoptik	586,373	25,150,993
		47,803,676
		196,213,474
Japan — 19.2%
Communication Services — 0.7%
SoftBank Group	404,900	13,375,877

Industrials — 13.3%
Daifuku	710,900	26,712,606
Daihen	212,800	18,429,970
FANUC	770,900	34,544,647
Description	Shares	Fair Value

Japan — continued
Industrials — continued
Fuji Machine Manufacturing	636,400	$29,296,982
Harmonic Drive Systems(A)	748,700	28,871,207
Mitsubishi Electric	686,200	25,478,502
Nabtesco	843,400	24,858,384
SMC	72,600	32,135,959
THK(A)	554,100	23,315,874
Yaskawa Electric(A)	708,700	21,662,697
		265,306,828

Information Technology — 5.2%
Keyence	58,900	30,018,747
Omron	703,400	23,987,829
Optex Group(A)	718,300	15,676,511
Yokogawa Electric	936,600	34,011,124
		103,694,211
		382,376,916
Norway — 1.4%
Industrials — 1.4%
AutoStore Holdings*	22,464,897	28,400,299

South Korea — 1.1%
Information Technology — 1.1%
Koh Young Technology	1,147,957	21,941,382

Sweden — 2.5%
Health Care — 0.9%
Elekta, Cl B(A)	3,640,861	18,463,821

Information Technology — 1.6%
Hexagon, Cl B	3,131,388	30,729,617

		49,193,438
Switzerland — 2.7%
Industrials — 2.7%
ABB	269,061	26,445,499
Kardex Holding	92,397	27,180,626
		53,626,125

Taiwan — 5.2%
Industrials — 1.3%
Hiwin Technologies	2,791,173	26,297,601

Information Technology — 3.9%
Advantech	1,684,148	29,338,016
Delta Electronics	360,637	18,300,216
Hon Hai Precision Industry	3,772,148	29,237,386
		76,875,618
		103,173,219
United Kingdom — 2.2%
Information Technology — 2.2%
Raspberry PI Holdings PLC(A)*	2,040,655	18,042,611

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2026 (Unaudited)

Description	Shares	Fair Value

United Kingdom — continued
Information Technology — continued
Renishaw PLC	394,294	$26,255,137
		44,297,748

United States — 44.9%
Consumer Discretionary — 2.2%
Aptiv PLC*	305,813	17,269,260
Serve Robotics(A)*	1,574,723	7,527,176
Tesla*	58,343	18,156,925
		42,953,361

Health Care — 4.8%
Globus Medical, Cl A*	340,460	26,824,844
Illumina*	185,927	38,133,628
Intuitive Surgical*	87,192	30,807,549
		95,766,021

Industrials — 13.9%
Deere	46,650	27,648,055
Emerson Electric	221,157	33,133,742
GXO Logistics*	427,197	21,428,202
JBT Marel(A)	234,499	32,471,077
Joby Aviation(A)*	2,929,288	20,944,409
Nordson	104,798	31,206,748
Rockwell Automation	78,651	37,758,772
Schneider Electric	89,333	29,765,675
Stratasys*	1,441,916	11,275,783
Symbotic, Cl A(A)*	702,373	30,237,158
		275,869,621

Information Technology — 24.0%
Ambarella(A)*	483,856	41,611,616
Autodesk*	116,840	27,363,928
Cadence Design Systems*	69,441	23,611,329
Cognex	402,435	26,254,859
Coherent*	66,368	17,447,484
IPG Photonics*	311,929	26,532,681
Microchip Technology	260,412	19,346,008
Novanta*	226,062	32,225,138
NVIDIA	130,092	26,115,969
Octave Intelligence PLC, Cl B*	1,209,888	22,068,357
Ondas(A)*	3,035,048	22,732,510
Ouster(A)*	653,946	25,510,433
PTC*	192,075	26,352,690
Qualcomm	124,399	18,362,536
Samsara, Cl A*	835,599	31,142,775
Teradyne	90,464	33,262,708
Trimble Navigation*	475,439	26,900,338
Zebra Technologies, Cl A*	105,424	30,975,680
		477,817,039
		892,406,042
Total Common Stock
(Cost $1,566,995,186)		1,974,568,940
Description	Shares	Fair Value

SHORT-TERM INVESTMENTS — 4.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(B)(C)	72,792,679	$72,792,679
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(B)	10,214,765	10,214,765

Total Short-Term Investments
(Cost $83,007,444)		83,007,444

Total Investments - 103.5%
(Cost $1,650,002,630)		$2,057,576,384

Percentages are based on Net Assets of $1,988,516,900.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 was $134,768,634.
(B)	The rate shown is the 7-day effective yield as of July 31, 2026.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $72,792,679. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $66,888,807.

ADR – American Depositary Receipt

Cl – Class

PLC – Public Limited Company

ROB-QH-001-2600